Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002013186
Document Type	POS AM
Entity Registrant Name	TNL Mediagene
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On January 22, 2025, the Registrant initially filed a registration statement on Form F-1 (File No. 333-284411), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on February 12, 2025 (the “Prior F-1”). The Registrant is filing this post-effective amendment to the registration statement on Form F-1 (this “Registration Statement”) (i) to include information contained in the Registrant’s Annual Report on Form 20-F for the fiscal year ended December 31, 2024 filed with the SEC on April 30, 2025; and (ii) to update certain other information contained in the Prior F-1.Save for securities registered by the Prior F-1, no additional securities are being registered by this Registration Statement. All applicable registration fees were paid at the time of the original filing of the Prior F-1.
Amendment Flag	true